Acquisitions (Tables)	9 Months Ended
Jul. 31, 2023
AIR MILES [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
June 1, 2023
Goodwill and intangible assets	391
Securities	668
Other assets	139
Total assets	1,198
Deferred revenue (1)	916
Other liabilities	64
Total liabilities	980
Purchase price	218

(1)	Deferred revenue reflects our obligation to fulfil the redemption of miles that were outstanding at the acquisition date and is included in other liabilities in the Consolidated Balance Sheet.

Radicle [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
December 1, 2022
Goodwill and intangible assets	150
Other assets	85
Total assets	235
Liabilities	40
Purchase price	195

Bank of the West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
We recorded the assets acquired and liabilities assumed at fair value as at the date of acquisition, as shown in the table below. The purchase price allocation is subject to refinement as we finalize the valuation of the assets acquired.

(Canadian $ in millions)
February 1, 2023
Purchase consideration	18,382
Impact of forward contracts (1)	(269)
Net purchase consideration	18,113
Fair value of identifiable assets acquired
Securities	28,437
Loans
Residential mortgages	11,912
Consumer installment and other personal	20,268
Credit card	885
Business and government	43,418
Total loans	76,483
Other assets (2)	9,155
Intangible assets	2,892
Total fair value of identifiable assets acquired	116,967
Fair value of liabilities assumed
Deposits	91,711
Other liabilities (2)	17,695
Total fair value of identifiable liabilities assumed	109,406
Non-controlling interest	16
Goodwill	10,568
Net purchase consideration	18,113

(1)
To mitigate changes in the Canadian dollar equivalent of the purchase price between announcement and close, we entered into forward contracts, which qualified for hedge accounting. Changes in the fair value of these forward contracts of $269 million
(after-tax)
were recorded as a reduction to the Canadian dollar equivalent of the purchase price.

(2)	The net deferred tax asset recorded in the opening balance sheet is $1,265 million.